Income Taxes - Reconciliation of Income Tax (Benefit) Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax expense at U.S. federal statutory tax rate	$ 771	$ 680	$ 135
Limited liability company (income)/losses not subject to federal or state taxes	(348)	(296)	79
Adjustment to taxes receivable	(1)	2	(20)
Valuation allowances	(956)	(77)	6
Foreign statutory rate difference	(94)	(83)	(31)
Non-deductible expenses	24	9	(6)
Withholding taxes	77	27	10
Foreign currency translation	(26)	10	(26)
Prior year tax return adjustments	(8)	4	61
Other	8	(2)	(10)
Reconciliation of income tax expense	$ (553)	$ 274	$ 198
Effective income tax rate	(25.00%)	14.00%	52.00%